Statements of Changes in Stockholders' (Deficit) Equity - USD ($)		Common Stock [Member]	Common Stock [Member] GNQ INSILICO INC [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] GNQ INSILICO INC [Member]		Shares to be Issued [Member]	Shares to be Issued [Member] GNQ INSILICO INC [Member]		Share Subscription Receivable [Member]	Share Subscription Receivable [Member] GNQ INSILICO INC [Member]		Warrant [Member]	Warrant [Member] GNQ INSILICO INC [Member]		Equity Incentive Plan [Member]	Equity Incentive Plan [Member] GNQ INSILICO INC [Member]		Retained Earnings [Member]	Retained Earnings [Member] GNQ INSILICO INC [Member]		Total	GNQ INSILICO INC [Member]
Balance at Sep. 30, 2023		$ 324			$ 2,676															$ (8,434)			$ (5,434)
Balance, shares at Sep. 30, 2023		3,243,590
Sale of 610,500 private placement units		$ 61			6,104,939																		6,105,000
Balance, shares		610,500
Fair value of rights included in public units					2,415,000																		2,415,000
Allocated value of transaction costs to common stock					(184,528)																		(184,528)
Private placements (Note 8)		$ 40			3,867,010																		3,867,050
Private placements, shares		395,000
Remeasurement of Common Stock subject to possible redemption					(12,205,097)															(747,581)			(12,952,678)
Net income (loss)																				1,867,387			1,867,387
Balance at Sep. 30, 2024		$ 425																		1,111,372			1,111,797
Balance, shares at Sep. 30, 2024		4,249,090
Balance at Dec. 31, 2023	[1]					$ 403,138									$ 34,643						$ (388,472)			$ 49,309
Balance, shares at Dec. 31, 2023	[1]		10,593,220
Net income (loss)																					(6,341,243)			(6,341,243)
Shares issued to Trenchant Technologies Capital Corp. (Note 8)						2,760,833																		2,760,833
Shares issued to Trenchant Technologies Capital Corp, shares			2,503,030
Founder shares issued (Note 8)						3,449,212																		3,449,212
Founder shares issued, shares			5,870,000
Private placements (Note 8)						1,746,170																		1,746,170
Private placements, shares			2,385,000
Finder’s warrants issued during the year (Note 8)															141,697									141,697
Share subscription receivable (Note 8)												(69,498)												(69,498)
Balance at Dec. 31, 2024		$ 425				8,359,353	[1]					(69,498)	[1]		176,340	[1]			[1]	934,931	(6,729,715)	[1]	935,356	1,736,480	[1]
Balance, shares at Dec. 31, 2024		4,249,090	21,351,250	[1],[2]
Balance at Sep. 30, 2024		$ 425																		1,111,372			1,111,797
Balance, shares at Sep. 30, 2024		4,249,090
Remeasurement of Common Stock subject to possible redemption																				(1,083,509)			(1,083,509)
Net income (loss)																				907,068			907,068
Balance at Dec. 31, 2024		$ 425				8,359,353	[1]					(69,498)	[1]		176,340	[1]			[1]	934,931	(6,729,715)	[1]	935,356	1,736,480	[1]
Balance, shares at Dec. 31, 2024		4,249,090	21,351,250	[1],[2]
Balance at Sep. 30, 2024		$ 425																		1,111,372			1,111,797
Balance, shares at Sep. 30, 2024		4,249,090
Net income (loss)																							1,731,194
Balance at Mar. 31, 2025		$ 425				9,217,946						(69,560)			176,340			21,876		771,446	(7,134,639)		771,871	2,211,963
Balance, shares at Mar. 31, 2025		4,249,090	22,368,250	[2]
Balance at Sep. 30, 2024		$ 425																		1,111,372			1,111,797
Balance, shares at Sep. 30, 2024		4,249,090
Remeasurement of Common Stock subject to possible redemption																				(4,147,979)			(4,147,979)
Net income (loss)																				3,416,169			3,416,169
Excise tax payable attributable to redemption of Common Stock																				(1,061,310)			(1,061,310)
Balance at Sep. 30, 2025		$ 425																		(681,748)			(681,323)
Balance, shares at Sep. 30, 2025		4,249,090
Balance at Dec. 31, 2024		$ 425				8,359,353	[1]					(69,498)	[1]		176,340	[1]			[1]	934,931	(6,729,715)	[1]	935,356	1,736,480	[1]
Balance, shares at Dec. 31, 2024		4,249,090	21,351,250	[1],[2]
Private placements (Note 8)						858,593																		858,593
Private placements, shares	[2]		1,017,000
Remeasurement of Common Stock subject to possible redemption																				(987,611)			(987,611)
Net income (loss)																				824,126	(404,924)		824,126	(404,924)
Grants issued during the period under the Equity Incentive Plan (Note 10)																		21,876						21,876
Foreign exchange adjustment												(62)												(62)
Balance at Mar. 31, 2025		$ 425				9,217,946						(69,560)			176,340			21,876		771,446	(7,134,639)		771,871	2,211,963
Balance, shares at Mar. 31, 2025		4,249,090	22,368,250	[2]
Balance at Dec. 31, 2024		$ 425				8,359,353	[1]					(69,498)	[1]		176,340	[1]			[1]	934,931	(6,729,715)	[1]	935,356	1,736,480	[1]
Balance, shares at Dec. 31, 2024		4,249,090	21,351,250	[1],[2]
Private placements, shares			2,693,985
Net income (loss)																					(2,574,350)			(2,574,350)
Private placements (Note 8)						4,934,870																		4,934,870
Private placements, shares			5,283,000
Shares issued in exchange for services (Note 8)						305,600																		305,600
Shares issued in exchange for services, shares			305,600
Grants issued during the period under the Equity Incentive Plan (Note 10)																		196,515						196,515
Foreign exchange adjustment												(3,463)												(3,463)
Balance at Dec. 31, 2025		$ 425				13,599,823	[1],[2]			[2]		(72,961)	[1],[2]		176,340	[1],[2]		196,515	[1],[2]	(861,748)	(9,304,065)	[1],[2]	(861,323)	4,595,652	[1],[2]
Balance, shares at Dec. 31, 2025		4,249,090	26,939,850	[1],[2]
Balance at Sep. 30, 2025		$ 425																		(681,748)			(681,323)
Balance, shares at Sep. 30, 2025		4,249,090
Remeasurement of Common Stock subject to possible redemption																				(121,098)			(121,098)
Net income (loss)																				(58,902)			(58,902)
Balance at Dec. 31, 2025		$ 425				13,599,823	[1],[2]			[2]		(72,961)	[1],[2]		176,340	[1],[2]		196,515	[1],[2]	(861,748)	(9,304,065)	[1],[2]	(861,323)	4,595,652	[1],[2]
Balance, shares at Dec. 31, 2025		4,249,090	26,939,850	[1],[2]
Balance at Sep. 30, 2025		$ 425																		(681,748)			(681,323)
Balance, shares at Sep. 30, 2025		4,249,090
Net income (loss)																							(698,768)
Balance at Mar. 31, 2026		$ 425				13,599,823			19,925			(71,740)			176,340			255,349		(1,688,791)	(10,835,523)		(1,688,366)	3,144,174
Balance, shares at Mar. 31, 2026		4,249,090	26,939,850	[2]
Balance at Dec. 31, 2025		$ 425				13,599,823	[1],[2]			[2]		(72,961)	[1],[2]		176,340	[1],[2]		196,515	[1],[2]	(861,748)	(9,304,065)	[1],[2]	(861,323)	4,595,652	[1],[2]
Balance, shares at Dec. 31, 2025		4,249,090	26,939,850	[1],[2]
Private placements, shares			2,693,985
Remeasurement of Common Stock subject to possible redemption																				(108,311)			(108,311)
Net income (loss)																				(639,866)	(1,531,458)		(639,866)	(1,531,458)
Excise tax payable attributable to redemption of Common Stock																				(78,866)			(78,866)
Grants issued during the period under the Equity Incentive Plan (Note 10)																		58,834						58,834
Foreign exchange adjustment												1,221												1,221
Shares to be issued net of issuance costs (Note 8)									19,925															19,925
Balance at Mar. 31, 2026		$ 425				$ 13,599,823			$ 19,925			$ (71,740)			$ 176,340			$ 255,349		$ (1,688,791)	$ (10,835,523)		$ (1,688,366)	$ 3,144,174
Balance, shares at Mar. 31, 2026		4,249,090	26,939,850	[2]

[1]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026
[2]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026